Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2017
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of prepaid expenses and other current assets
	December 31, 2017	December 31, 2016
Prepaid expenses	$224,941	$124,392
Deposits	259,530	125,288
Others	14,265	54,815
Total prepaid expenses and other current assets	$498,736	$304,495